SUMMARY OF COMMON STOCK WARRANT ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Number of Warrants, Outstanding, Beginning Balance	470,000	472,714	3,005,957
Weighted Average Exercise Price, Outstanding	$ 0.04	$ 0.30		$ 0.30
Number of Series F Preferred Warrants, Issued
Number of Series F Preferred Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Outstanding, Ending Balance		470,000	472,714	3,005,957
Weighted Average Exercise Price, Outstanding		$ 0.04	$ 0.30
Common Stock Warrant [Member]
Number of Warrants, Outstanding, Beginning Balance	470,000
Weighted Average Exercise Price, Outstanding	$ 0.04
Weighted Average Remaining Years, Outstanding	1 year 5 months 8 days
Number of Series F Preferred Warrants, Issued
Weighted Average Exercise Price, Issued
Number of Series F Preferred Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Series F Preferred Warrants, Forfeited and cancelled
Weighted Average Exercise Price,Forfieted and cancelled
Number of Warrants, Outstanding, Ending Balance	470,000	470,000
Weighted Average Exercise Price, Outstanding	$ 0.02	$ 0.04
Weighted Average Remaining Years, Outstanding	1 year 2 months 8 days